Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Categorization of the Financial Instruments, Excluding Cash and Cash Equivalents
Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of December 31, 2020 and 2021:

	December 31, 2020
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	62,940	Ps.	—	Ps.	50,033,111
Accounts receivable from subscribers, distributors, contractual assets and other		171,213,415		—		—
Related parties		1,391,300		—		—
Derivative financial instruments (Note 7)		—		20,928,335		—

Total current assets		172,667,655		20,928,335		50,033,111

Non-current assets
Debt instruments at fair value through OCI		—		—		4,540,344

Total	Ps.	172,667,655	Ps.	20,928,335	Ps.	54,573,455

Financial Liabilities:
Debt	Ps.	628,382,956	Ps.	—	Ps.	—
Liability related to right-of-use of assets		109,327,241		—		—
Accounts payable		186,995,472		—		—
Related parties		3,999,916		—		—
Derivative financial instruments (Note 7)		—		14,230,249		—

Total	Ps.	928,705,585	Ps.	14,230,249	Ps.	—

	December 31, 2021
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	15,026	Ps.	—	Ps.	117,688,176
Accounts receivable from subscribers, distributors, contractual assets and other		166,041,321		—		—
Related parties		1,158,611		—		—
Derivative financial instruments (Note 7)		—		10,130,806		—

Total current assets		167,214,958		10,130,806		117,688,176

Non-current assets
Debt instruments at fair value through OCI		—		—		6,894,757

Total	Ps.	167,214,958	Ps.	10,130,806	Ps.	124,582,933

Financial Liabilities:
Debt	Ps.	564,030,102	Ps.	—	Ps.	—
Liability related to right-of-use of assets		98,654,225		—		—
Accounts payable		201,341,806		—		—
Related parties		4,216,882		—		—
Derivative financial instruments (Note 7)		—		10,034,508		—

Total	Ps.	868,243,015	Ps.	10,034,508	Ps.	—

Summary of Fair Value for the Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities
The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at December 31, 2020 and 2021 is as follows:

	Measurement of fair value at December 31, 2020
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	50,033,111	Ps.	62,940	Ps.	—	Ps.	50,096,051
Derivative financial instruments (Note 7)		—		20,928,335		—		20,928,335
Revalued of assets (Note 23)		—		—		107,152,628		107,152,628
Pension plan assets (Note 18)		168,939,091		22,589,392		21,100		191,549,583

Total current assets		218,972,202		43,580,667		107,173,728		369,726,597

Debt instruments at fair value through OCI		—		4,540,344		—		4,540,344

Total	Ps.	218,972,202	Ps.	48,121,011	Ps.	107,173,728	Ps.	374,266,941

Liabilities:
Debt	Ps.	578,712,562	Ps.	135,645,912	Ps.	—	Ps.	714,358,474
Liability related to right-of-use of assets		109,327,241		—		—		109,327,241
Derivative financial instruments (Note 7)		—		14,230,249		—		14,230,249

Total	Ps.	688,039,803	Ps.	149,876,161	Ps.	—	Ps.	837,915,964

	Measurement of fair value at December 31, 2021
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	117,688,176	Ps.	15,026	Ps.	—	Ps.	117,703,202
Derivative financial instruments (Note 7)		—		10,130,806		—		10,130,806
Revalued of assets (Note 23)		—		—		98,172,675		98,172,675
Pension plan assets (Note 18)		196,148,604		22,124,138		54,440		218,327,182

Total current assets		313,836,780		32,269,970		98,227,115		444,333,865

Debt instruments at fair value through OCI		—		6,894,757		—		6,894,757

Total	Ps.	313,836,780	Ps.	39,164,727	Ps.	98,227,115	Ps.	451,228,622

Liabilities:
Debt	Ps.	440,660,165	Ps.	180,122,540	Ps.	—	Ps.	620,782,705
Liability related to right-of-use of assets		98,654,225		—		—		98,654,225
Derivative financial instruments		—		10,034,508		—		10,034,508

Total	Ps.	539,314,390	Ps.	190,157,048	Ps.	—	Ps.	729,471,438

Summary of Changes in Liabilities Arising From Financing Activities	Changes in liabilities arising from financing activities

	At December 31, 2019		Cash flow		Foreign currency exchange and other		At December 31, 2020
Debt	Ps.	624,254,477	Ps.	(53,091,801)	Ps.	57,220,280	Ps.	628,382,956
Liability related to right-of-use of assets		120,596,733		(29,623,565)		18,354,073		109,327,241

Total liabilities from financing activities	Ps.	744,851,210	Ps.	(82,715,366)	Ps.	75,574,353	Ps.	737,710,197

	At December 31, 2020		Cash flow		Foreign currency exchange and other		At December 31, 2021
Debt	Ps.	628,382,956	Ps.	(58,354,281)	Ps.	(5,998,573)	Ps.	564,030,102
Liability related to right-of-use of assets		109,327,241		(30,544,750)		19,871,734		98,654,225

Total liabilities from financing activities	Ps.	737,710,197	Ps.	(88,899,031)	Ps.	13,873,161	Ps.	662,684,327